RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
RELATED PARTY TRANSACTIONS
Schedule of compensation of key management

	Year ended December 31
	2023	2022
Salaries and short term incentives	$3,439	$3,871
Directors’ fees	366	291
Share based payments	1,895	1,987
	$5,700	$6,149